Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of December 31, 2017 and 2016 are as follows:

	Balance as of December 31,
	2017	2016

Credit receivables (current)	11,567	12,031
Total current receivables with related parties	11,567	12,031

Credit receivables (non-current)	2,108	30,505
Total non-current receivables with related parties	2,108	30,505

Trade payables (current)	63,409	61,338
Total current payables with related parties	63,409	61,338

Credit payables (non-current)	141,031	101,750
Total non-current payables with related parties	141,031	101,750

Related party transactions
The transactions carried out by entities included in these consolidated financial statements with related parties not included in the consolidation perimeter of Atlantica Yield, primarily with Abengoa and with subsidiaries of Abengoa, during the twelve-month periods ended December 31, 2017, 2016 and 2015 have been as follows:

	For the year ended December 31,
	2017	2016	2015
Sales	-	-	44,260
Services rendered	3,495	1,220	523
Services received	(114,416)	(115,779)	(106,737)
Financial income	74	60	1,466
Financial expenses	(1,154)	(2,460)	(1,968)